FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 135	$ 98
Derivative liabilities	132	108
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	99	73
Derivative liabilities	124	70
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	61	21
Derivative liabilities	44	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	38	52
Derivative liabilities	80	41
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	36	25
Derivative liabilities	8	38
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	36	24
Derivative liabilities	$ 8	$ 38